STOCKHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2023
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

NOTE 20 – STOCKHOLDERS’ EQUITY

Share Issuances

On June 13, 2022, the Company issued a total of 1,407,200 shares to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 4,200,000 shares is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $1,688,640 which is measured based on their fair market value on the date of grant.

During the fiscal year ended September 30, 2022, the Company issued a total of 67,563 ordinary shares for the conversion of convertible notes by the holders, details are shown in Note 18.

On March 15, 2023, the Company issued a total of 1,580,200 shares to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 4,200,000 shares is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $1,185,150 which is measured based on their fair market value on the date of grant.

On July 26, 2023, the Company issued a total of 1,019,600 shares to 12 employees pursuant to the 2021 Equity Incentive Plan under which a maximum of 4,200,000 shares is authorized to be granted to employees of the Company. The fair value of the shares issued had an estimated fair value of $654,583 which is measured based on their fair market value on the date of grant.

During the fiscal year ended September 30, 2023, no convertible holder exercised convertible notes.

Statutory surplus reserves

Pursuant to Chinese Company law applicable to foreign investment companies, the Company’s PRC subsidiaries are required to maintain statutory surplus reserves. The statutory surplus reserves are to be appropriated from net income after taxes, and should be at least 10% of the after tax net income determined in accordance with accounting principles and relevant financial regulations applicable to PRC enterprises (“PRC GAAP”). The Company has an option of not appropriating the statutory surplus reserve after the statutory surplus reserve is equal to 50% of the subsidiary’s registered capital. Statutory surplus reserves are recorded as a component of shareholders’ equity. The statutory surplus reserve as of September 30, 2023 is $3,176,556.

Wenzhou Weijia has not commenced operation since inception. No appropriation to the statutory surplus reserves.

Zhejiang Zhengkang recorded a net loss for the years ended September 30, 2023, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made. Zhejiang Zhengkang appropriated $261,954 to the statutory surplus reserves for the year ended September 30, 2022.

Wenzhou Zhengfeng recorded a net loss for the years ended September 30, 2023 and 2022, so no appropriation to the statutory surplus reserves and staff welfare and bonus fund was made.

Dividends declared by the Company’s PRC subsidiaries are based on the distributable profits as reported in their statutory financial statements reported in accordance with PRC GAAP, which differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its PRC subsidiaries. As of September 30, 2023, the Company has no dividend payable.

Under PRC laws and regulations, statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company, and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation. Amounts restricted include the PRC subsidiaries’ paid-in capital and statutory surplus reserves of the Company’s PRC subsidiaries totaling $7,470,323 as of September 30, 2023 and 2022.

Non-controlling interests

Non-controlling interests represent the interest of non-controlling shareholders in Zhejiang Zhengkang based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On September 29, 2015, Wenzhou Weijia acquired 99% equity percentage of Zhejiang Zhengkang from 5 individual shareholders: HUANG Jian Cong, WANG Ming Jie, WANG Guo Lin, WANG Jian Di and WANG Yang Ming. After that, Zhejiang Zhengkang’s equity interest is 99% held by Wenzhou Weijia and 1% held by HUANG Jian Cong as of the year end. The non-controlling interest in Zhejiang Zhengkang was 1% as of September 30, 2023 and 2022. The non-controlling interest in ZK Uganda was 20% as of September 30, 2023. The non-controlling interest in xSigma Corporation was 49% as of September 30, 2023. The non-controlling interest in Suona was 1% as of September 30, 2023.